Restructuring Initiatives (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		3 Months Ended
	Sep. 30, 2012 Group-wide restructuring initiatives primarily focusing on the wholesale division [Member]	Sep. 30, 2012 Group-wide restructuring initiatives primarily focusing on the wholesale division [Member]	Mar. 31, 2012 Group-wide restructuring initiatives primarily focusing on the wholesale division [Member]	Sep. 30, 2012 A cost reduction program focusing on the wholesale division [Member]
Restructuring initiatives [Line items]
Employee termination costs	¥ 372	¥ 12,769		¥ 6,749
Restructuring charges recorded in the liability	2,803	2,803	7,083	6,427
Restructuring charges settled	¥ 4,652			¥ 322